Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income		¥ 44,660		$ 6,118		¥ 23,257	¥ 9,691
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		8,904		1,220		8,292	7,236
Share-based compensation		2,999		411		4,804	7,548
Losses from disposal of property, equipment and software		140		19		55	407
Deferred income tax		(1,144)		(157)		869	(549)
Impairment of long-lived assets and goodwill		2,361		323		5,168	0
Allowance for doubtful accounts		333		46		641	926
Impairment of investments		3,299		452		3,043	1,969
(Gains)/losses from fair value change of long-term investments		(1,355)		(186)		855	4,096
(Gains)/losses from acquirements or disposals of businesses and investments		(652)		(89)		(89)	3,558
Gain on sale of development properties		(1,527)		(209)		(2,283)	(1,379)
Share of results of equity investees		(2,327)		(319)		(1,010)	2,195
Accrued interest income		(2,912)		(399)		(211)	(1,131)
Non-cash portion of other non-operating (income)/expense, net		168		23		40	(108)
Changes in operating assets and liabilities:
Accounts receivable		(4,546)		(623)		(310)	(7,196)
Advance to suppliers		(1,676)		(230)		1,075	9
Inventories		(20,154)		(2,761)		9,891	(2,278)
Prepayments and other current assets		114		16		357	(769)
Amount due from related parties		(527)		(72)		(750)	1,763
Operating lease right-of-use assets		(3,642)		(499)		(273)	(525)
Other non-current assets		575		79		518	2,328
Accounts payable		27,844		3,815		4,614	17,658
Advance from customers		704		96		(2,088)	4,526
Deferred revenues		(462)		(63)		(1,397)	(319)
Taxes payable		1,913		262		1,311	3,206
Amount due to related parties		(1,288)		(176)		1,132	847
Accrued expenses and other current liabilities		2,241		307		2,149	3,295
Operating lease liabilities		4,254		583		529	705
Other non-current liabilities		(202)		(28)		(668)	110
Net cash provided by operating activities		58,095		7,959		59,521	57,819
Cash flows from investing activities:
Purchases of time deposits and wealth management products		(148,462)		(20,339)		(268,529)	(183,310)
Maturity of long-term time deposits and wealth management products		166,517		22,813		217,184	165,123
Disposal of investment securities		1,388		190		8,318	6,348
Prepayments and investments in equity investees		(3,146)		(431)		(1,382)	(4,501)
Disposal of equity investments		576		79		387	412
Cash paid for loan originations		(84,578)		(11,587)		(75,761)	(77,577)
Cash received from loan repayments		84,840		11,623		75,986	77,732
Purchase of property, equipment and software and intangible assets		(5,353)		(733)		(4,028)	(5,505)
Disposal of equipment and other assets		81		11		130	1,418
Cash paid for asset acquisitions, net of cash acquired		(4,308)		(590)		(5,468)	(2,170)
Purchase of land use rights		(618)		(85)		(4,981)	(5,236)
Cash paid for construction in progress		(7,848)		(1,075)		(11,006)	(12,172)
Sales of development properties		3,822		524		6,975	1,686
Cash paid for business combinations, net of cash acquired		(2,776)		(380)		0	(15,684)
Loans settled by/(provided to) JD Technology		50		7		3,328	(502)
Other investing activities		(1,056)		(146)		(696)	(88)
Net cash used in investing activities		(871)		(119)		(59,543)	(54,026)
Cash flows from financing activities:
Repurchase of ordinary shares		(25,912)		(3,550)		(2,497)	(1,823)
Proceeds from issuance of ordinary shares pursuant to share-based awards		27		4		33	1,043
Cash paid for dividends		(8,263)		(1,132)		(6,741)	(13,087)
Capital injection from non-controlling interest shareholders		31		4		1,835	8,020
Acquisition of additional equity interests in non-wholly owned subsidiaries		(829)		(114)		(778)	(4,581)
Proceeds from debts		13,628		1,867		30,500	47,309
Repayment of debts		(13,253)		(1,816)		(27,387)	(35,439)
Proceeds from unsecured senior notes, net of issuance costs		13,999		1,918		0	0
Repurchase and repayment of unsecured senior notes		0		0		0	(31)
Other financing activities		(432)		(58)		(773)	(231)
Net cash provided by/(used in) financing activities		(21,004)		(2,877)		(5,808)	1,180
Effect of exchange rate changes on cash, cash equivalents, and restricted cash		98		13		125	3,490
Net increase/(decrease) in cash, cash equivalents, and restricted cash		36,318		4,976		(5,705)	8,463
Cash, cash equivalents, and restricted cash at beginning of year, including cash, cash equivalents, and restricted cash classified within assets held for sale		79,451		10,884		85,156	76,693
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at beginning of year		53		7		41	0
Cash, cash equivalents, and restricted cash at beginning of year		79,398		10,877		85,115	76,693
Cash, cash equivalents, and restricted cash at end of year, including cash, cash equivalents and restricted cash classified within assets held for sale		115,716		15,853		79,451	85,156
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at end of year		0	[1]	0	[1]	53	41
Cash, cash equivalents, and restricted cash at end of year		115,716		15,853		79,398	85,115
Supplemental disclosure of cash flow information:
Cash paid for income taxes		(8,807)		(1,207)		(5,462)	(2,555)
Cash paid for interest		(2,774)		(380)		(2,808)	(2,393)
Supplemental disclosures of non-cash investing and financing activities:
Right-of-use assets acquired under operating leases		11,173		1,531		10,890	7,700
Acquisition of equity interest in Dada by strategic resources	[2]	¥ 0		$ 0		¥ 249	¥ 1,606

[1]	Absolute value is less than RMB1 million or US$1 million.
[2]	Dada is defined in Note 1.